18. Fair Value Disclosures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total AFS Securities	$ 55,318	$ 84,335
Level 3 assets measured on recurring basis using significant unobservable inputs [Abstract]
Beginning balance, beginning of period	294
Total gains (losses) included in net income	(754)
Included in other comprehensive income	460
Transfers in or out of Level 3	0
Ending balance, end of period	0
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
State and Political Subdivisions	9,537	9,701
Mortgage Backed Securities	30,740	61,723
Single Issue Trust Preferred	883	488
SBA Pools	13,659	12,423
SLMA	499	0
Total AFS Securities	55,318	84,335
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
State and Political Subdivisions	0	0
Mortgage Backed Securities	0	0
Single Issue Trust Preferred	0	0
SBA Pools	0	0
SLMA	0	0
Total AFS Securities	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
State and Political Subdivisions	9,537	9,701
Mortgage Backed Securities	30,740	61,723
Single Issue Trust Preferred	883	488
SBA Pools	13,659	12,423
SLMA	499
Total AFS Securities	55,318	84,335
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
State and Political Subdivisions	0	0
Mortgage Backed Securities	0	0
Single Issue Trust Preferred	0	0
SBA Pools	0	0
SLMA	0	0
Total AFS Securities	$ 0	$ 0